Other receivables and prepayments, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
VAT recoverable	¥ 409,455	¥ 668,233
Deposits	92,008	114,269
Interest receivable	747,028	409,985
Prepayment to suppliers related to procurement activities of goods and services	404,274	450,158
Prepaid expense	76,311	59,496
Loans to third parties	137,400	157,450
Others	232,620	249,199
Advances to suppliers related to financing activities	266,895	221,697
Subtotal	2,365,991	2,330,487
Allowance for doubtful accounts:
Balance at beginning of the year	(50,038)	(32,289)
Write-offs	2,906	44,776
Provision	(20,247)	(62,525)
Balance at end of the year	(67,379)	(50,038)
Total	¥ 2,298,612	¥ 2,280,449	$ 323,753